Submission	Jun. 05, 2025
Submission [Line Items]
Central Index Key	0000023194
Registrant Name	COMSTOCK RESOURCES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES